Schedule of Investments ─ NYLI 500 International ETF (formerly, IQ 500 International ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.5%
Australia — 5.2%
Ampol Ltd.	9,275	$202,714
ANZ Group Holdings Ltd.	11,927	226,252
Aristocrat Leisure Ltd.	5,089	180,180
BHP Group Ltd.	41,561	1,147,996
BlueScope Steel Ltd.	10,256	148,410
Brambles Ltd.	13,726	139,466
Coles Group Ltd.	28,868	341,200
Commonwealth Bank of Australia	2,695	241,960
Fortescue Ltd.	19,155	236,031
Glencore PLC	415,956	2,296,322
Macquarie Group Ltd.	1,140	156,180
Metcash Ltd.	68,504	163,724
National Australia Bank Ltd.	9,701	244,395
Origin Energy Ltd.	25,785	176,627
Qantas Airways Ltd.*	64,656	272,744
QBE Insurance Group Ltd.	12,838	151,569
Ramsay Health Care Ltd.	8,225	249,587
Rio Tinto PLC	18,186	1,174,029
Sonic Healthcare Ltd.	11,009	198,845
Telstra Group Ltd.	97,568	251,025
Viva Energy Group Ltd.	77,574	165,138
Wesfarmers Ltd.	8,185	393,646
Westpac Banking Corp.	11,899	231,548
Woodside Energy Group Ltd.	8,701	156,817
Woolworths Group Ltd.	22,040	496,529
Worley Ltd.	15,745	156,073
Total Australia		9,799,007

Austria — 0.6%
Erste Group Bank AG	3,932	204,571
Mondi PLC	8,741	170,713
OMV AG	9,115	381,711
Verbund AG	2,429	194,503
voestalpine AG	9,987	255,692
Total Austria		1,207,190

Belgium — 0.9%
Anheuser-Busch InBev SA	16,438	977,603
KBC Group NV	2,475	191,866
Solvay SA	7,640	268,851
Umicore SA(a)	13,533	185,833
Total Belgium		1,624,153

Canada — 7.7%
Air Canada*	18,201	209,619
Alimentation Couche-Tard, Inc.	14,724	907,133
AltaGas Ltd.	6,881	163,974
AtkinsRealis Group, Inc.	3,563	153,409
Bank of Montreal	3,127	263,592
Bank of Nova Scotia (The)(a)	5,828	271,983
Barrick Gold Corp.	12,062	223,349
BCE, Inc.(a)	9,711	327,367
Bombardier, Inc., Class B*	3,604	243,093
Brookfield Corp.	12,662	617,129
Canadian Imperial Bank of Commerce	4,938	255,220
Canadian National Railway Co.	1,946	225,147
Canadian Natural Resources Ltd.	7,100	251,940
Canadian Pacific Kansas City Ltd.	2,312	193,770
Canadian Tire Corp., Ltd., Class A(a)	1,763	180,939
CCL Industries, Inc., Class B	2,800	152,237
Celestica, Inc.*	3,481	182,460
Cenovus Energy, Inc.	19,145	385,547
CGI, Inc.*	2,257	257,208
Empire Co., Ltd., Class A	10,339	273,172
Enbridge, Inc.(a)	18,644	697,336
Finning International, Inc.	5,173	148,174
Fortis, Inc.	3,688	154,093
George Weston Ltd.	4,310	667,099
Gibson Energy, Inc.	8,901	145,359
Great-West Lifeco, Inc.	5,950	178,614
Imperial Oil Ltd.	5,073	363,220
Intact Financial Corp.	894	162,369
	Shares	Value
Common Stocks (continued)
Canada (continued)
Loblaw Cos. Ltd.	4,997	$615,831
Magna International, Inc.(a)	8,132	360,670
Manulife Financial Corp.	7,155	190,496
Metro, Inc.	3,864	229,974
National Bank of Canada	1,717	143,530
Nutrien Ltd.	9,030	462,857
Open Text Corp.	4,003	126,107
Parkland Corp.	10,851	304,216
Pembina Pipeline Corp.	4,685	181,472
Power Corp. of Canada	7,312	211,508
Restaurant Brands International, Inc.	2,620	183,340
Rogers Communications, Inc., Class B	6,500	251,211
Royal Bank of Canada	4,692	524,001
Saputo, Inc.	9,276	213,057
Shopify, Inc., Class A*	2,254	137,970
Sun Life Financial, Inc.	3,412	169,285
Suncor Energy, Inc.	9,903	395,274
TC Energy Corp.	6,004	254,772
Teck Resources Ltd., Class B	3,173	155,452
TELUS Corp.	15,785	254,694
TFI International, Inc.	1,024	159,302
Thomson Reuters Corp.	1,141	184,805
Toronto-Dominion Bank (The)	7,041	415,544
WSP Global, Inc.	1,331	220,965
Total Canada		14,600,885

Denmark — 1.0%
Carlsberg A/S, Class B	1,241	149,980
Danske Bank A/S	5,444	166,575
DSV A/S	2,392	438,447
ISS A/S	13,417	245,346
Novo Nordisk A/S, Class B	5,017	663,511
Orsted A/S*(a)	2,715	161,580
Vestas Wind Systems A/S*(a)	6,955	171,709
Total Denmark		1,997,148

Finland — 0.8%
Kesko OYJ, Class B(a)	9,465	171,042
Kone OYJ, Class B	3,452	176,162
Neste OYJ	8,809	177,871
Nokia OYJ	104,777	410,546
Nordea Bank Abp	17,178	201,230
Outokumpu OYJ(a)	33,189	119,449
Stora Enso OYJ, Class R(a)	12,669	158,203
UPM-Kymmene OYJ	5,836	192,801
Total Finland		1,607,304

France — 11.4%
Accor SA	3,416	131,483
Air France-KLM*(a)	43,171	384,000
Air Liquide SA	2,675	488,553
Airbus SE	5,399	817,682
Alstom SA*	15,874	311,252
Arkema SA	1,724	155,959
AXA SA	14,053	494,067
BNP Paribas SA	10,551	724,537
Bollore SE	47,592	296,636
Bouygues SA	23,110	798,733
Bureau Veritas SA	5,581	175,137
Capgemini SE	2,082	413,638
Carrefour SA	52,049	777,246
Cie de Saint-Gobain SA	8,120	698,011
Cie Generale des Etablissements Michelin SCA	7,787	308,403
Credit Agricole SA	35,539	539,548
Danone SA	6,484	422,102
Dassault Systemes SE	3,934	149,164
Eiffage SA	4,226	421,169
Engie SA	64,245	1,010,813
EssilorLuxottica SA	1,845	422,653
Forvia SE(a)	20,002	234,514
Kering SA	760	233,971

Schedule of Investments ─ NYLI 500 International ETF (formerly, IQ 500 International ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Legrand SA	1,656	$178,981
L’Oreal SA	1,501	650,748
LVMH Moet Hennessy Louis Vuitton SE	2,392	1,690,212
Orange SA	57,620	639,093
Pernod Ricard SA	1,223	164,102
Publicis Groupe SA	3,091	323,171
Renault SA	9,950	482,787
Rexel SA(a)	12,059	306,913
Rubis SCA	4,212	131,994
Safran SA	1,787	392,737
Societe Generale SA	14,373	372,961
Sodexo SA	6,067	574,774
SPIE SA	5,241	202,805
Technip Energies NV	6,235	159,226
Teleperformance SE(a)	2,258	291,251
Thales SA	1,824	290,042
TotalEnergies SE	25,725	1,739,255
Valeo SE	20,152	230,821
Veolia Environnement SA	18,208	572,171
Vinci SA	14,628	1,671,536
Vivendi SE	23,498	251,017
Total France		21,725,868

Germany — 10.9%
adidas AG	1,235	309,107
Allianz SE	2,321	655,013
Aurubis AG	3,747	292,136
BASF SE	19,848	925,680
Bayer AG	26,190	779,213
Bayerische Motoren Werke AG	16,452	1,527,827
Bechtle AG	3,212	142,087
Beiersdorf AG	1,116	162,063
Brenntag SE	3,319	236,392
Commerzbank AG	11,720	191,374
Continental AG	5,154	316,224
Covestro AG*	4,168	245,625
Daimler Truck Holding AG	11,014	425,958
Deutsche Bank AG	20,202	315,579
Deutsche Lufthansa AG(a)	70,501	442,324
Deutsche Post AG	41,404	1,848,133
Deutsche Telekom AG	77,217	2,019,559
E.ON SE	78,485	1,101,098
Evonik Industries AG	12,431	252,419
Fresenius Medical Care AG	13,339	517,896
Fresenius SE & Co. KGaA*	18,436	662,126
Hannover Rueck SE	590	146,649
Heidelberg Materials AG	3,172	331,160
Infineon Technologies AG	8,722	302,490
KION Group AG	3,008	119,196
Mercedes-Benz Group AG	18,546	1,227,396
Merck KGaA	2,111	378,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	672	331,299
Puma SE	3,198	158,839
Rheinmetall AG	279	152,100
RWE AG	11,189	417,591
SAP SE	4,059	856,574
Siemens AG	5,073	930,029
Siemens Energy AG*	19,438	566,020
Siemens Healthineers AG	9,406	505,145
Talanx AG	3,424	260,284
thyssenkrupp AG	96,956	371,298
United Internet AG	7,683	170,432
Zalando SE*	5,187	133,081
Total Germany		20,726,155

Hong Kong — 0.7%
AIA Group Ltd.	26,752	179,785
Cathay Pacific Airways Ltd.(a)	186,275	194,573
CLP Holdings Ltd.	21,253	182,413
	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Nine Dragons Paper Holdings Ltd.*	349,405	$136,417
Orient Overseas International Ltd.	14,702	207,582
Techtronic Industries Co., Ltd.	11,507	147,446
WH Group Ltd.	502,030	326,461
Total Hong Kong		1,374,677

Ireland — 0.1%
Kerry Group PLC, Class A	1,681	157,162

Israel — 0.2%
ICL Group Ltd.	28,242	119,163
Teva Pharmaceutical Industries Ltd.*(a)	17,731	304,061
Total Israel		423,224

Italy — 2.9%
A2A SpA	128,331	271,762
Coca-Cola HBC AG*	5,318	193,993
Enel SpA	223,703	1,596,201
Eni SpA	57,107	914,449
Generali	14,022	363,094
Hera SpA	60,873	222,643
Intesa Sanpaolo SpA	80,112	325,128
Iveco Group NV	11,888	122,208
Leonardo SpA	9,949	236,955
Poste Italiane SpA	12,357	167,344
Prysmian SpA	3,755	258,181
Saipem SpA*	98,211	233,484
Saras SpA	77,058	133,415
Telecom Italia SpA*(a)	1,102,588	270,478
UniCredit SpA	4,798	197,059
Total Italy		5,506,394

Japan — 27.5%
Aeon Co., Ltd.	28,379	647,892
AGC, Inc.	4,419	158,568
Aisin Corp.	9,126	312,368
Ajinomoto Co., Inc.	4,161	172,319
Alfresa Holdings Corp.	19,456	305,689
ANA Holdings, Inc.	11,218	214,466
Asahi Group Holdings Ltd.(a)	6,851	252,940
Asahi Kasei Corp.	38,358	278,902
Astellas Pharma, Inc.	17,507	203,333
Bridgestone Corp.	6,680	274,597
Canon, Inc.	15,228	479,936
Central Japan Railway Co.	8,975	211,461
Chubu Electric Power Co., Inc.	26,189	329,582
Chugai Pharmaceutical Co., Ltd.	4,250	186,683
Chugoku Electric Power Co., Inc. (The)	22,780	164,877
Cosmo Energy Holdings Co., Ltd.	4,039	219,372
CyberAgent, Inc.	19,393	124,561
Dai Nippon Printing Co., Ltd.	7,315	241,629
Dai-ichi Life Holdings, Inc.	12,172	376,017
Daiichi Sankyo Co., Ltd.	5,643	230,581
Daikin Industries Ltd.	2,476	360,473
Denso Corp.	28,231	471,705
Dentsu Group, Inc.(a)	8,105	215,634
East Japan Railway Co.	16,036	301,088
Electric Power Development Co., Ltd.	9,422	155,238
ENEOS Holdings, Inc.	161,024	847,821
Fast Retailing Co., Ltd.	838	231,973
FUJIFILM Holdings Corp.	14,038	334,016
Fujitsu Ltd.	29,438	534,623
Hakuhodo DY Holdings, Inc.	19,176	157,017
Hankyu Hanshin Holdings, Inc.	5,229	149,613
Hitachi Ltd.	39,214	856,943
Honda Motor Co., Ltd.	86,081	942,280
Idemitsu Kosan Co., Ltd.	83,646	558,159
Inpex Corp.	12,248	189,345
Isuzu Motors Ltd.	17,298	237,695
ITOCHU Corp.	29,265	1,513,821

Schedule of Investments ─ NYLI 500 International ETF (formerly, IQ 500 International ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Japan Airlines Co., Ltd.	10,356	$169,526
Japan Post Holdings Co., Ltd.	36,037	384,178
Japan Post Insurance Co., Ltd.	7,937	165,271
Japan Tobacco, Inc.(a)	10,647	313,763
JFE Holdings, Inc.	31,352	460,507
JTEKT Corp.	17,668	128,817
Kajima Corp.	17,024	330,387
Kansai Electric Power Co., Inc. (The)	25,800	441,117
Kao Corp.	4,429	194,398
Kawasaki Heavy Industries Ltd.	5,940	221,319
Kawasaki Kisen Kaisha Ltd.	10,706	166,503
KDDI Corp.	24,452	734,568
Keyence Corp.	310	135,756
Kintetsu Group Holdings Co., Ltd.	7,139	165,403
Kirin Holdings Co., Ltd.	14,939	211,535
Kobe Steel Ltd.	19,685	246,749
Komatsu Ltd.	10,976	317,841
Kubota Corp.	15,920	230,663
Kyocera Corp.	16,609	209,848
Kyushu Electric Power Co., Inc.	22,961	241,116
Lixil Corp.	11,493	132,911
LY Corp.	110,049	272,819
Macnica Holdings, Inc.	2,993	121,443
Marubeni Corp.	36,771	699,079
Mazda Motor Corp.	24,777	225,934
Medipal Holdings Corp.	22,829	413,762
Mitsubishi Chemical Group Corp.	77,216	458,903
Mitsubishi Corp.	69,008	1,441,986
Mitsubishi Electric Corp.	24,618	425,571
Mitsubishi Heavy Industries Ltd.	46,173	561,588
Mitsubishi Motors Corp.	57,930	169,062
Mitsubishi UFJ Financial Group, Inc.	35,725	415,517
Mitsui & Co., Ltd.	46,848	1,099,119
Mitsui Chemicals, Inc.	6,821	198,428
Mitsui OSK Lines Ltd.	6,677	213,543
Mizuho Financial Group, Inc.	14,508	332,471
MS&AD Insurance Group Holdings, Inc.	12,983	309,086
Murata Manufacturing Co., Ltd.	10,993	244,833
NEC Corp.	6,256	540,529
NIDEC CORP.	4,921	219,067
Nintendo Co., Ltd.	2,802	156,209
NIPPON EXPRESS HOLDINGS INC.	5,275	261,541
Nippon Paint Holdings Co., Ltd.	25,047	159,444
Nippon Sanso Holdings Corp.	5,199	171,734
Nippon Steel Corp.	36,139	787,823
Nippon Telegraph & Telephone Corp.	1,431,710	1,526,295
Nippon Yusen K.K.	11,443	372,586
Nissan Motor Co., Ltd.	164,676	532,138
Nomura Holdings, Inc.	26,303	164,346
Nomura Research Institute Ltd.	5,160	160,157
NTT Data Group Corp.	36,333	569,771
Obayashi Corp.	13,395	176,763
Oji Holdings Corp.	45,400	192,541
ORIX Corp.	6,641	161,722
Osaka Gas Co., Ltd.	9,256	209,592
Otsuka Corp.	8,193	181,383
Otsuka Holdings Co., Ltd.	5,405	278,872
Panasonic Holdings Corp.	53,928	446,592
Persol Holdings Co., Ltd.	153,192	263,194
Rakuten Group, Inc.*	32,654	191,505
Recruit Holdings Co., Ltd.	10,612	610,652
Renesas Electronics Corp.	10,929	187,259
Resonac Holdings Corp.	6,499	163,188
Ricoh Co., Ltd.	27,346	256,539
Secom Co., Ltd.	2,887	184,625
Seiko Epson Corp.	9,612	168,047
Sekisui Chemical Co., Ltd.	10,897	164,657
Sekisui House Ltd.(a)	6,487	162,973
Seven & I Holdings Co., Ltd.	61,949	745,438
SG Holdings Co., Ltd.	14,602	147,854
	Shares	Value
Common Stocks (continued)
Japan (continued)
Sharp Corp.*	30,659	$178,949
Shimizu Corp.	40,161	253,762
Shin-Etsu Chemical Co., Ltd.	6,579	295,062
SoftBank Corp.	52,289	682,892
SoftBank Group Corp.	12,351	752,093
Sojitz Corp.	9,408	225,164
Sompo Holdings, Inc.	9,024	207,937
Sony Group Corp.	17,758	1,596,875
Subaru Corp.	12,492	247,955
Sumitomo Chemical Co., Ltd.(a)	109,665	283,383
Sumitomo Corp.	27,936	701,464
Sumitomo Electric Industries Ltd.	20,680	317,498
Sumitomo Forestry Co., Ltd.	4,559	194,680
Sumitomo Metal Mining Co., Ltd.	5,937	181,906
Sumitomo Mitsui Financial Group, Inc.	5,448	395,221
Suntory Beverage & Food Ltd.	5,139	185,190
Suzuken Co., Ltd.	8,215	300,296
Suzuki Motor Corp.	28,425	332,406
Taisei Corp.	6,243	266,591
Takeda Pharmaceutical Co., Ltd.	16,132	461,251
TDK Corp.	4,675	327,337
Tohoku Electric Power Co., Inc.	31,899	270,207
Tokio Marine Holdings, Inc.	8,216	328,837
Tokyo Electric Power Co. Holdings, Inc.*	92,328	458,879
Tokyo Electron Ltd.	695	143,287
Tokyo Gas Co., Ltd.	11,322	248,473
Tokyu Corp.	12,367	149,717
TOPPAN Holdings, Inc.	9,758	277,253
Toray Industries, Inc.	49,443	258,059
Toyota Boshoku Corp.	9,975	135,941
Toyota Industries Corp.	2,715	231,513
Toyota Motor Corp.	126,918	2,487,579
Toyota Tsusho Corp.	40,693	820,297
West Japan Railway Co.	9,714	190,845
Yamada Holdings Co., Ltd.	52,577	159,520
Yamaha Motor Co., Ltd.	19,515	183,529
Yamato Holdings Co., Ltd.	15,610	189,549
Zensho Holdings Co., Ltd.	4,267	173,193
Total Japan		52,258,163

Luxembourg — 0.5%
ArcelorMittal SA	38,300	867,846
Eurofins Scientific SE(a)	2,890	171,499
Total Luxembourg		1,039,345

Netherlands — 2.4%
Aegon Ltd.(a)	27,338	176,607
Akzo Nobel NV	2,577	159,283
ASML Holding NV(a)	548	504,338
Heineken Holding NV	5,844	430,650
Heineken NV(a)	4,894	434,361
ING Groep NV	10,708	194,084
JDE Peet’s NV	6,942	152,342
Koninklijke Ahold Delhaize NV	31,541	1,016,406
Koninklijke Philips NV*	14,481	408,670
NN Group NV	3,310	165,978
Randstad NV	9,173	446,277
Universal Music Group NV(a)	9,474	225,437
Wolters Kluwer NV	1,046	175,554
Total Netherlands		4,489,987

Norway — 1.2%
Aker BP ASA	6,802	164,786
DNB Bank ASA	7,188	148,237
Equinor ASA	55,155	1,462,796
Norsk Hydro ASA	49,708	274,577
Telenor ASA	14,225	169,121
Total Norway		2,219,517

Schedule of Investments ─ NYLI 500 International ETF (formerly, IQ 500 International ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Portugal — 0.5%
EDP SA	60,160	$247,376
Galp Energia SGPS SA	13,447	283,089
Jeronimo Martins SGPS SA	19,251	336,429
Total Portugal		866,894

Singapore — 0.9%
DBS Group Holdings Ltd.	7,489	204,861
Jardine Cycle & Carriage Ltd.	12,710	246,674
Oversea-Chinese Banking Corp., Ltd.	14,481	160,768
Singapore Airlines Ltd.	48,906	254,841
Singapore Technologies Engineering Ltd.	50,608	167,231
Singapore Telecommunications Ltd.	97,266	223,968
STMicroelectronics NV	6,970	230,792
United Overseas Bank Ltd.	7,160	173,165
Total Singapore		1,662,300

Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	14,745	658,326
Amadeus IT Group SA	2,456	161,425
Banco Bilbao Vizcaya Argentaria SA	32,218	338,311
Banco Santander SA	148,370	715,255
CaixaBank SA	35,004	204,010
Endesa SA	20,140	390,103
Grifols SA*(a)	15,844	159,412
Iberdrola SA	58,652	773,031
Industria de Diseno Textil SA	11,211	544,215
Mapfre SA	80,699	195,432
Naturgy Energy Group SA(a)	14,722	353,342
Repsol SA	35,247	502,504
Telefonica SA(a)	171,717	776,520
Total Spain		5,771,886

Sweden — 2.0%
Assa Abloy AB, B Shares	6,215	188,985
Atlas Copco AB, A Shares	12,747	226,691
Boliden AB	5,209	158,735
Electrolux AB, B Shares*(a)	16,061	142,873
Essity AB, B Shares	8,890	249,921
H & M Hennes & Mauritz AB, B Shares(a)	15,976	247,818
Sandvik AB	7,380	150,938
Securitas AB, B Shares(a)	28,591	307,049
Skandinaviska Enskilda Banken AB, A Shares	10,593	163,082
Skanska AB, B Shares(a)	9,109	177,716
SSAB AB, B Shares(a)	20,269	102,502
Svenska Handelsbanken AB, A Shares	14,227	143,629
Telefonaktiebolaget LM Ericsson, B Shares(a)	69,431	474,595
Telia Co. AB(a)	62,364	181,140
Volvo AB, B Shares	24,630	628,068
Volvo Car AB, B Shares*(a)	85,879	243,031
Total Sweden		3,786,773

Switzerland — 2.4%
ABB Ltd.	8,485	470,206
Adecco Group AG	11,378	387,259
Avolta AG*	4,290	161,804
Cie Financiere Richemont SA, Class A	1,518	231,084
DSM-Firmenich AG	1,626	207,708
Kuehne + Nagel International AG(a)	1,620	501,505
Lonza Group AG	254	169,497
Novartis AG	9,553	1,069,849
Schindler Holding AG, Participating Certificate	659	175,933
SGS SA	2,033	221,950
Sika AG	706	213,986
UBS Group AG	11,913	360,807
Zurich Insurance Group AG	615	337,595
Total Switzerland		4,509,183
	Shares	Value
Common Stocks (continued)
United Kingdom — 9.7%
Associated British Foods PLC	10,085	$321,512
AstraZeneca PLC	4,825	766,507
Aviva PLC	37,897	243,482
BAE Systems PLC	26,668	444,273
Balfour Beatty PLC	40,137	217,146
Barclays PLC	88,218	264,924
British American Tobacco PLC	18,242	643,182
BT Group PLC(a)	304,565	551,005
Bunzl PLC	5,955	249,202
Centrica PLC	318,530	542,312
CK Hutchison Holdings Ltd.	101,306	531,688
Compass Group PLC	29,003	892,583
Computacenter PLC	6,045	209,021
DCC PLC	4,375	301,205
Diageo PLC	7,798	242,292
Drax Group PLC	24,153	201,187
DS Smith PLC	32,527	190,013
easyJet PLC	24,812	143,606
Entain PLC	17,522	128,511
Flutter Entertainment PLC*	1,354	267,395
HSBC Holdings PLC	95,028	859,297
Imperial Brands PLC	13,724	377,941
Inchcape PLC	20,465	221,594
InterContinental Hotels Group PLC	1,446	145,614
International Distribution Services PLC*	87,133	386,119
ITV PLC	157,537	162,486
J Sainsbury PLC	127,547	451,184
JD Sports Fashion PLC	106,308	179,697
JET2 PLC	10,559	192,588
John Wood Group PLC*	90,315	236,651
Johnson Matthey PLC	10,799	227,343
Kingfisher PLC	67,683	240,204
Legal & General Group PLC	87,768	261,205
Lloyds Banking Group PLC	330,370	252,825
London Stock Exchange Group PLC	2,052	249,601
Marks & Spencer Group PLC	58,787	247,897
National Grid PLC	33,671	426,434
NatWest Group PLC	59,220	279,997
Pearson PLC	11,272	152,892
Phoenix Group Holdings PLC	27,909	196,088
Reckitt Benckiser Group PLC	4,521	242,617
RELX PLC	6,558	309,394
Rentokil Initial PLC	29,381	179,145
Rolls-Royce Holdings PLC*	59,687	344,687
Serco Group PLC	66,001	162,345
SSE PLC	9,878	238,595
St James’s Place PLC	26,753	235,387
Standard Chartered PLC	26,191	258,095
Subsea 7 SA	8,969	172,416
Tesco PLC	223,259	950,917
Unilever PLC	19,303	1,184,154
Vodafone Group PLC	790,692	735,707
WPP PLC	38,252	368,792
Total United Kingdom		18,480,954

United States — 7.0%
Alcon, Inc.	2,030	192,288
BP PLC	243,514	1,435,204
CSL Ltd.	1,260	254,832
Experian PLC	4,276	201,678
Ferrovial SE	4,813	191,347
GSK PLC	30,549	593,291
Haleon PLC	56,111	251,964
Holcim AG*	5,454	509,556
Nestle SA	19,958	2,021,081
Roche Holding AG	5,521	1,792,561
Sanofi SA	8,232	849,184
Schneider Electric SE	2,299	554,394
Shell PLC	53,188	1,940,220
Smurfit WestRock PLC*(a)	4,497	199,337

Schedule of Investments ─ NYLI 500 International ETF (formerly, IQ 500 International ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Stellantis NV	98,921	$1,648,880
Swiss Re AG	2,002	246,654
Tenaris SA	12,455	197,311
Waste Connections, Inc.	1,008	179,170
Total United States		13,258,952

Total Common Stocks
(Cost $174,213,506)		189,093,121

Short-Term Investments — 2.1%
Money Market Funds — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)(c)	3,676,527	3,676,527
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(b)	263,388	263,388

Total Short-Term Investments
(Cost $3,939,915)		3,939,915

Total Investments — 101.6%
(Cost $178,153,421)		193,033,036
Other Assets and Liabilities, Net — (1.6)%		(3,051,177)
Net Assets — 100%		$189,981,859

		% of
Industry	Value	Net Assets
Industrials	$41,864,705	22.0%
Consumer Discretionary	24,968,256	13.2
Financials	20,953,113	11.0
Consumer Staples	20,338,547	10.7
Materials	17,914,149	9.4
Energy	15,452,894	8.1
Health Care	13,489,833	7.1
Communication Services	13,070,947	6.9
Utilities	12,048,925	6.4
Information Technology	8,991,752	4.7
Money Market Funds	3,939,915	2.1
Total Investments	$193,033,036	101.6%
Other Assets and Liabilities, Net	(3,051,177)	(1.6)
Total Net Assets	$189,981,859	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,640,962; total market value of collateral held by the Fund was $9,172,033. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,495,506.
(b)	Reflects the 1-day yield at July 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI 500 International ETF (formerly, IQ 500 International ETF) (continued) July 31, 2024 (unaudited) Total Return Swap contracts outstanding at July 31, 2024:
Total Return Benchmark	Counterparty	Floating Rate(c)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	4/24/2026	Monthly	$738,677	$—

At July 31, 2024 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(c) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(d) Reflects the value at reset date of July 31, 2024.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$189,093,121	$—	$—	$189,093,121
Short-Term Investments:
Money Market Funds	3,939,915	—	—	3,939,915
Total Investments in Securities	193,033,036	—	—	193,033,036
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$193,033,036	$—	$—	$193,033,036
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.